SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to December 31, 2025 through the date these financial statements were issued, and other than those listed below, has determined that it does not have any material subsequent events to disclose.

On January 12, 2026, the Company dissolved Prodigy Textiles Co., Ltd, and transferred all of its production operations into Prodigy Silk Co., Ltd. Vietnamese Law required a new business name for the Company’s new Enterprise Registration Certificate issued in 2025.

On January 15, 2026, the Company issued 2,500,000 common stock warrants with a strike price of $0.0825/share for achieving a set of scientific milestones outlined in their employment agreement. These warrants were issued under the Company’s Employee Stock Option Plan.

Between January 15, 2026, and March 30, 2026, the Company issued a total of 15,781,601 shares of Common Stock in exchange for $1,549,866 under a Stock Equity Purchase Agreement.

On March 23, 2026, the Company signed an agreement with The Market Link for a 3-month investor relationship service contract. The Company made a one-time payment of $22,500.